Leases - Operating Lease Maturity (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 327
2023	300
2024	269
2025	257
2026	264
Thereafter	528
Total lease payments	1,945
Less: imputed interest	(179)
Less: lease liabilities, current	(280)	$ 0
Lease liabilities, non-current	$ 1,486	$ 0